Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (10-K)		1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2014 $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Contracts $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Number of contracts with customers for our products and services | Contracts					500
Number of agreements in active | Contracts					397
Cumulative operating losses			$ 81,474,000		$ 69,279,671	$ 51,720,525
Working capital deficit			7,600,000		6,800,000
Gross proceeds from various PIPE transations					8,000,000
Exercisng of warrants and borrowed amount					1,200,000
Extended debt and accrued interest payments			979,000		$ 1,800,000	182,184
Debt maturity date description					January 2016 to January of 2017
Warrant exercises			$ 1,605,000		$ 1,251,550
Impairment of goodwill
Allowance for doubtful accounts receivable					10,000	25,000
Impairment of finite-lived intangible assets					216,369
Advertising costs					$ 65,000	$ 16,000
Reverse stock split description	1-for-10.9532 basis
Common stock, shares authorized | shares	22,500,000		500,000,000		500,000,000	500,000,000
Common stock par value | $ / shares	$ 0.01		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares	2,500,000		20,000,000		20,000,000	20,000,000
DE 2 Transaction [Member]
Common stock, shares authorized | shares	500,000,000
Common stock par value | $ / shares	$ 0.0001
Preferred stock, shares authorized | shares	20,000,000
Minimum [Member]
Client agreements term					12 months
Maximum [Member]
Client agreements term					36 months
Lincoln Park Capital LLC [Member]
Sale of common stock price per share | $ / shares		$ 15.00
Beneficial ownership percentage		9.99%
Purchase Agreement [Member] | Lincoln Park Capital LLC [Member]
Equity purchase agreement initial value		$ 10,000,000
Number of shares purchased in agreement | shares		3,334
Regular Purchase [Member] | Lincoln Park Capital LLC [Member]
Equity purchase agreement initial value		$ 500,000
Number of shares purchased in agreement | shares		13,334
Additional Purchase [Member] | Lincoln Park Capital LLC [Member]
Equity purchase agreement initial value		$ 100,000
Minimum sale price of common stock | $ / shares		$ 1.00
March 2016 [Member]
Proceeds from equity offering					$ 1,361,000
Warrant exercises					807,000
Proceeds from notes agreements with two directors					$ 225,000